Marketable securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Line Items]
Fair value	$ 401	$ 6,413
Value at cost	401	6,413	21,036
Unrealized Gains	0	0
Credit Agricole securities [Member]
Marketable Securities [Line Items]
Fair value	401	6,413
Value at cost	401	6,413
Unrealized Gains	0	0
HSBC securities [Member]
Marketable Securities [Line Items]
Fair value	0	0
Value at cost	0	0
Unrealized Gains	$ 0	$ 0